Segment Production and Growth Assets	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Segment production and growth assets
B.1	Segment production and growth assets

	Australia 2022 US$m	International 2022 US$m	Marketing 2022 US$m	Corporate/Other 2022 US$m	Consolidated 2022 US$m

Balance as at 31 December
Asia Pacific	529	-	-	-	529
Americas	-	240	-	-	240
Africa	-	38	-	-	38

Total exploration and evaluation	529	278	-	-	807

Balance as at 31 December
Land and buildings	802	37	-	1	840
Transferred exploration and evaluation	481	-	-	-	481
Plant and equipment	18,249	4,647	-	161	23,057
Projects in development 1	5,623	9,795	-	123	15,541

Total oil and gas properties	25,155	14,479	-	285	39,919

Balance as at 31 December
Land and buildings	93	107	-	264	464
Plant and equipment	214	131	-	455	800

Total lease assets	307	238	-	719	1,264

Additions to exploration and evaluation 2 :
Exploration	1	121	-	-	122
Evaluation	19	100	-	-	119
Restoration 3	(1)	-	-	-	(1)

	19	221	-	-	240

Additions to oil and gas properties 2 :
Oil and gas properties	2,252	1,560	-	92	3,904
Capitalised borrowings costs 4	115	179	-	-	294
Restoration 3	(346)	(28)	-	-	(374)

	2,021	1,711	-	92	3,824

Additions to lease assets 2 :
Land and buildings	4	-	-	-	4
Plant and equipment	139	90	-	9	238

	143	90	-	9	242

1.	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
2.	Additions exclude acquisitions through business combinations.
3 .	Relates to changes in restoration provision assumptions.
4 .	Borrowing costs capitalised were at a weighted average interest rate of 3.8%.
Refer to Note A.1 for descriptions of the Group’s segments and geographical regions.

	Australia 2021 2 US$m	International 2021 2 US$m	Marketing 2021 2 US$m	Corporate/Other 2021 2 US$m	Consolidated 2021 US$m

Balance as at 31 December
Asia Pacific	546	-	-	-	546
Americas	-	-	-	-	-
Africa	-	68	-	-	68

Total exploration and evaluation	546	68	-	-	614

Balance as at 31 December
Land and buildings	738	-	-	1	739
Transferred exploration and evaluation	526	-	-	-	526
Plant and equipment	12,316	3	-	146	12,465
Projects in development	2,646	2,195	-	78	4,919

Total oil and gas properties	16,226	2,198	-	225	18,649

Balance as at 31 December
Land and buildings	76	11	1	289	377
Plant and equipment	133	176	-	394	703

Total lease assets	209	187	1	683	1,080

Additions to exploration and evaluation:
Exploration	1	41	-	-	42
Evaluation	451	2	-	-	453
Restoration	6	-	-	-	6

	458	43	-	-	501

Additions to oil and gas properties:
Oil and gas properties	1,071	1,051	-	57	2,179
Capitalised borrowings costs 1	46	77	-	-	123
Restoration	18	14	-	-	32

	1,135	1,142	-	57	2,334

Additions to lease assets:
Land and buildings	-	14	-	-	14
Plant and equipment	-	214	-	-	214

	-	228	-	-	228

1.	Borrowing costs capitalised were at a weighted average interest rate of 3.6%.
2.
The 2021 amounts have been restated to reflect the changes in operating segments. Refer to ‘Operating segment information’ in Note A.1 for details. In addition, oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.